CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,094	$ 9,844	$ (6,229)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,178	1,219	1,062
Loss (gain) on sale of property and equipment	9	(36)	48
Decrease (increase) in accrued interest and exchange differences on short-term and long-term bank deposits and long-term loans	97	(221)	(510)
Write off of long term loan			206
Stock based compensation	222	398	933
Decrease (increase) in trade receivables, net	(4,109)	1,208	(2,809)
Decrease (increase) in unbilled accounts receivable	2,632	(2,361)	3,161
Decrease (increase) in other accounts receivable and prepaid expenses	2,908	(3,273)	(1,164)
Decrease in inventories	1,391	159	995
Increase in deferred income taxes	(38)	(66)	(168)
Decrease in long-term trade receivables	397	36	282
Increase (decrease) in trade payables	(163)	3,209	(258)
Increase (decrease) in other accounts payable and accrued expenses	(3,320)	6,086	391
Increase (decrease) in customer advances	849	3,867	(7)
Accrued severance pay, net	(441)	349	87
Net cash provided by (used in) continuing operations	5,706	20,418	(3,980)
Net cash used in discontinued operations			(17)
Net cash provided by (used in) operating activities	5,706	20,418	(3,997)
Cash flows from investing activities:
Investment in short-term deposits	(1,542)	(3,212)
Proceeds from sale of short-term bank deposits	210	31	1,857
Investment in long-term bank deposits and restricted deposit	(152)	(2,043)	(5,149)
Release of long-term bank deposits and restricted deposit	2,088	2,776	483
Proceeds from sale of property and equipment	78	50	2,080
Purchase of property and equipment	(1,708)	(1,185)	(363)
Investment in know-how and patents	(22)	(28)	(24)
Net cash used in investing activities	(1,048)	(3,611)	(1,116)
Cash flows from financing activities:
Short-term bank credit, net	(122)	(3,530)	536
Principal payment of long-term bank loans	(32)	(477)	(1,827)
Proceeds from related party loan			10,000
Repayment of related party loan		(10,388)
Proceeds from issuance of shares upon exercise of options to employees	1,115
Proceeds from issuance of shares, net of issuance costs of $ 207		16,228
Net cash provided by financing activities	961	1,833	8,709
Effect of exchange rate changes on cash and cash equivalents	1,222	(2,614)	1,131
Increase in cash and cash equivalents	6,841	16,026	4,727
Cash and cash equivalents at the beginning of the year	32,622	16,596	11,869
Cash and cash equivalents at the end of the year	39,463	32,622	16,596
Cash paid during the year for:
Interest	267	905	463
Income taxes	$ 510	$ 964	$ 389